401(k) PROFIT-SHARING PLAN	3 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
401(k) PROFIT-SHARING PLAN

NOTE 12 – 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the quarters ended March 31, 2025 and 2024, no employer contributions were made.